United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Jeffrey K. Ringdahl, PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: January 31, 2024

Date of reporting period: October 31, 2023

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

October 31, 2023 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 25.48%
Communications - 1.39%
Media - 1.07%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, Due 5/1/2027A	$12,000	$11,049
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.200%, Due 3/15/2028	15,000	13,655
6.384%, Due 10/23/2035	10,000	9,062
3.500%, Due 6/1/2041	5,000	3,010
Comcast Corp., 3.999%, Due 11/1/2049	10,000	7,033
Gray Television, Inc., 7.000%, Due 5/15/2027A	15,000	12,704
Sirius XM Radio, Inc., 4.000%, Due 7/15/2028A	15,000	12,741

		69,254

Telecommunications - 0.32%
T-Mobile USA, Inc., 3.375%, Due 4/15/2029	10,000	8,701
Verizon Communications, Inc., 2.550%, Due 3/21/2031	15,000	11,741

		20,442

Total Communications		89,696

Consumer, Cyclical - 3.66%
Airlines - 1.82%
American Airlines Pass-Through Trust, 3.350%, Due 4/15/2031, 2017 2 AA	10,535	9,246
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.750%, Due 1/20/2026A	25,000	18,483
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.500%, Due 6/20/2027A	30,000	29,638
U.S. Airways Pass-Through Trust,
4.625%, Due 12/3/2026, 2012 2A	6,118	5,822
3.950%, Due 5/15/2027, 2013 1A	41,102	38,762
United Airlines Pass-Through Trust, 3.750%, Due 3/3/2028, 2014 2 A	16,600	15,481

		117,432

Auto Manufacturers - 0.22%
General Motors Financial Co., Inc., 5.850%, Due 4/6/2030	15,000	14,186

Entertainment - 1.01%
Caesars Entertainment, Inc., 6.250%, Due 7/1/2025A	20,000	19,707
SeaWorld Parks & Entertainment, Inc., 8.750%, Due 5/1/2025A	45,000	45,450

		65,157

Retail - 0.61%
AutoNation, Inc.,
1.950%, Due 8/1/2028	20,000	16,082
2.400%, Due 8/1/2031	10,000	7,138
Lithia Motors, Inc., 3.875%, Due 6/1/2029A	20,000	16,542

		39,762

Total Consumer, Cyclical		236,537

Consumer, Non-Cyclical - 1.63%
Biotechnology - 0.22%
Amgen, Inc., 5.250%, Due 3/2/2033	10,000	9,343
Gilead Sciences, Inc., 5.550%, Due 10/15/2053	5,000	4,547

		13,890

Commercial Services - 0.51%
Global Payments, Inc., 3.200%, Due 8/15/2029	35,000	29,395

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

October 31, 2023 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 25.48% (continued)
Consumer, Non-Cyclical - 1.63% (continued)
Commercial Services - 0.51% (continued)
University of Southern California, 3.028%, Due 10/1/2039	$5,000	$3,635

		33,030

Health Care - Products - 0.09%
Varex Imaging Corp., 7.875%, Due 10/15/2027A	6,000	5,881

Health Care - Services - 0.54%
Centene Corp., 3.375%, Due 2/15/2030	15,000	12,404
Elevance Health, Inc., 5.125%, Due 2/15/2053	5,000	4,176
HCA, Inc., 5.625%, Due 9/1/2028	5,000	4,840
Humana, Inc., 4.875%, Due 4/1/2030	10,000	9,332
Marshfield Clinic Health System, Inc., 2.703%, Due 2/15/2030, Series 2020	5,000	4,089

		34,841

Pharmaceuticals - 0.27%
Merck & Co., Inc., 5.000%, Due 5/17/2053	5,000	4,300
Pfizer Investment Enterprises Pte. Ltd.,
5.110%, Due 5/19/2043	10,000	8,819
5.300%, Due 5/19/2053	5,000	4,409

		17,528

Total Consumer, Non-Cyclical		105,170

Energy - 1.85%
Energy - Alternate Sources - 0.42%
TerraForm Power Operating LLC, 5.000%, Due 1/31/2028A	30,000	27,474

Oil & Gas - 0.14%
BP Capital Markets America, Inc., 4.812%, Due 2/13/2033	10,000	9,160

Pipelines - 1.29%
DCP Midstream Operating LP, 5.125%, Due 5/15/2029	25,000	23,605
Energy Transfer LP, 5.750%, Due 2/15/2033	15,000	14,062
Kinder Morgan, Inc., 5.200%, Due 6/1/2033	15,000	13,548
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, Due 2/1/2031	20,000	17,637
Venture Global LNG, Inc., 8.375%, Due 6/1/2031A	15,000	14,232

		83,084

Total Energy		119,718

Financial - 14.22%
Banks - 5.37%
Bank of America Corp.,
3.419%, Due 12/20/2028, (3 mo. USD Term SOFR + 1.302%)B	15,000	13,361
3.970%, Due 3/5/2029, (3 mo. USD Term SOFR + 1.332%)B	10,000	9,052
5.819%, Due 9/15/2029, (Secured Overnight Financing Rate + 1.570%)B	10,000	9,739
5.288%, Due 4/25/2034, (Secured Overnight Financing Rate + 1.910%)B	10,000	9,055
Bank of New York Mellon Corp.,
3.700%, Due 3/20/2026, Series H, (5 yr. CMT + 3.352%)B C	30,000	25,823
6.317%, Due 10/25/2029, (Secured Overnight Financing Rate + 1.598%)B	10,000	10,084
4.289%, Due 6/13/2033, (Secured Overnight Financing Rate + 1.418%)B	10,000	8,625
Citigroup, Inc.,
4.000%, Due 12/10/2025, Series W, (5 yr. CMT + 3.597%)B C	25,000	21,447
2.666%, Due 1/29/2031, (Secured Overnight Financing Rate + 1.146%)B	20,000	15,968
6.174%, Due 5/25/2034, (Secured Overnight Financing Rate + 2.661%)B	10,000	9,315
Citizens Bank NA, 4.575%, Due 8/9/2028, (Secured Overnight Financing Rate + 2.000%)B	10,000	8,873

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

October 31, 2023 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 25.48% (continued)
Financial - 14.22% (continued)
Banks - 5.37% (continued)
Fifth Third Bank NA, 5.852%, Due 10/27/2025, (Secured Overnight Financing Rate + 1.230%)B	$10,000	$9,741
First Horizon Corp., 4.000%, Due 5/26/2025	25,000	23,255
First Horizon Bank, 5.750%, Due 5/1/2030	15,000	12,715
Goldman Sachs Group, Inc.,
2.640%, Due 2/24/2028, (Secured Overnight Financing Rate + 1.114%)B	10,000	8,860
1.992%, Due 1/27/2032, (Secured Overnight Financing Rate + 1.090%)B	10,000	7,352
Huntington National Bank, 5.650%, Due 1/10/2030	15,000	13,757
JPMorgan Chase & Co., 1.045%, Due 11/19/2026, (Secured Overnight Financing Rate + 0.800%)B	10,000	8,993
KeyBank NA, 5.000%, Due 1/26/2033	10,000	8,069
M&T Bank Corp., 5.053%, Due 1/27/2034, (Secured Overnight Financing Rate + 1.850%)B	10,000	8,360
Morgan Stanley,
1.512%, Due 7/20/2027, (Secured Overnight Financing Rate+ 0.858%)B	10,000	8,779
2.484%, Due 9/16/2036, (Secured Overnight Financing Rate + 1.360%)B	5,000	3,537
Santander Holdings USA, Inc., 4.400%, Due 7/13/2027	10,000	9,209
State Street Corp., 4.821%, Due 1/26/2034, (Secured Overnight Financing Rate + 1.567%)B	10,000	8,886
Truist Financial Corp.,
5.100%, Due 3/1/2030, Series Q, (10 yr. CMT + 4.349%)B C	25,000	20,020
5.867%, Due 6/8/2034, (Secured Overnight Financing Rate + 2.361%)B	10,000	9,104
U.S. Bancorp,
5.850%, Due 10/21/2033, (Secured Overnight Financing Rate + 2.090%)B	10,000	9,205
2.491%, Due 11/3/2036, (5 yr. CMT + 0.950%)B	10,000	6,847
Wells Fargo & Co.,
3.900%, Due 3/15/2026, Series BB, (5 yr. CMT + 3.453%)B C	12,000	10,394
5.574%, Due 7/25/2029, (Secured Overnight Financing Rate + 1.740%)B	10,000	9,637
5.389%, Due 4/24/2034, (Secured Overnight Financing Rate + 2.020%)B	10,000	9,073

		347,135

Diversified Financial Services - 4.06%
Air Lease Corp., 3.125%, Due 12/1/2030	15,000	11,964
Aircastle Ltd., 2.850%, Due 1/26/2028A	25,000	20,863
Ally Financial, Inc., 4.700%, Due 5/15/2026, Series B, (5 yr. CMT + 3.868%)B C	30,000	19,469
BGC Group, Inc., 8.000%, Due 5/25/2028	10,000	9,743
Burford Capital Global Finance LLC, 9.250%, Due 7/1/2031A	10,000	9,865
Capital One Financial Corp.,
3.950%, Due 9/1/2026, Series M, (5 yr. CMT + 3.157%)B C	25,000	17,384
2.618%, Due 11/2/2032, (Secured Overnight Financing Rate + 1.265%)B	10,000	7,072
Charles Schwab Corp.,
4.000%, Due 6/1/2026, Series I, (5 yr. CMT + 3.168%)B C	25,000	19,882
5.853%, Due 5/19/2034, (Secured Overnight Financing Rate + 2.500%)B	20,000	18,383
Enact Holdings, Inc., 6.500%, Due 8/15/2025A	45,000	44,200
LPL Holdings, Inc., 4.625%, Due 11/15/2027A	20,000	18,287
Nasdaq, Inc., 5.550%, Due 2/15/2034	20,000	18,569
Navient Corp., 5.000%, Due 3/15/2027	15,000	13,175
Raymond James Financial, Inc., 3.750%, Due 4/1/2051	10,000	6,464
Rocket Mortgage LLC, 5.250%, Due 1/15/2028A	15,000	13,969
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 2.875%, Due 10/15/2026A	15,000	13,059

		262,348

Insurance - 1.36%
Americo Life, Inc., 3.450%, Due 4/15/2031A	10,000	7,282
Aon Corp./Aon Global Holdings PLC, 2.050%, Due 8/23/2031	5,000	3,710
HUB International Ltd., 5.625%, Due 12/1/2029A	35,000	30,152
Markel Group, Inc., 6.000%, Due 6/1/2025, (5 yr. CMT + 5.662%)B C	26,000	25,068
Old Republic International Corp., 3.875%, Due 8/26/2026	10,000	9,416

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

October 31, 2023 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 25.48% (continued)
Financial - 14.22% (continued)
Insurance - 1.36% (continued)
Teachers Insurance & Annuity Association of America, 3.300%, Due 5/15/2050A	$20,000	$12,076

		87,704

Real Estate - 0.52%
Cushman & Wakefield U.S. Borrower LLC, 6.750%, Due 5/15/2028A	21,000	19,153
Greystar Real Estate Partners LLC, 7.750%, Due 9/1/2030A	15,000	14,738

		33,891

REITS - 2.91%
Alexandria Real Estate Equities, Inc.,
4.500%, Due 7/30/2029	10,000	9,110
3.375%, Due 8/15/2031	10,000	8,130
4.750%, Due 4/15/2035	10,000	8,478
American Homes 4 Rent LP, 2.375%, Due 7/15/2031	10,000	7,448
Equinix, Inc., 2.150%, Due 7/15/2030	10,000	7,692
Essex Portfolio LP, 2.550%, Due 6/15/2031	15,000	11,466
HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, Due 6/15/2026A	30,000	26,405
Healthcare Realty Holdings LP,
3.625%, Due 1/15/2028	25,000	22,190
3.100%, Due 2/15/2030	10,000	8,150
Invitation Homes Operating Partnership LP, 2.000%, Due 8/15/2031	10,000	7,216
Iron Mountain, Inc., 4.875%, Due 9/15/2029A	25,000	21,777
Kimco Realty OP LLC, 3.200%, Due 4/1/2032	5,000	3,924
Physicians Realty LP, 3.950%, Due 1/15/2028	15,000	13,458
Realty Income Corp.,
4.850%, Due 3/15/2030	5,000	4,624
3.250%, Due 1/15/2031	20,000	16,420
Rexford Industrial Realty LP, 2.125%, Due 12/1/2030	15,000	11,189

		187,677

Total Financial		918,755

Industrial - 0.35%
Aerospace/Defense - 0.22%
L3Harris Technologies, Inc., 5.400%, Due 7/31/2033	15,000	14,047

Electronics - 0.13%
Vontier Corp., 2.400%, Due 4/1/2028	10,000	8,241

Total Industrial		22,288

Technology - 0.70%
Computers - 0.06%
Apple, Inc., 3.950%, Due 8/8/2052	5,000	3,734

Office/Business Equipment - 0.07%
CDW LLC/CDW Finance Corp., 3.276%, Due 12/1/2028	5,000	4,272

Semiconductors - 0.20%
Broadcom, Inc., 4.150%, Due 11/15/2030	15,000	13,079

Software - 0.37%
Intuit, Inc., 5.500%, Due 9/15/2053	5,000	4,573
Oracle Corp., 3.950%, Due 3/25/2051	15,000	9,801

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

October 31, 2023 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 25.48% (continued)
Technology - 0.70% (continued)
Software - 0.37% (continued)
Take-Two Interactive Software, Inc., 4.950%, Due 3/28/2028	$10,000	$9,614

		23,988

Total Technology		45,073

Utilities - 1.68%
Electric - 1.68%
Ameren Corp., 1.750%, Due 3/15/2028	5,000	4,189
CenterPoint Energy Houston Electric LLC, 4.950%, Due 4/1/2033	10,000	9,256
DTE Electric Co., 5.200%, Due 4/1/2033	10,000	9,442
Duke Energy Indiana LLC, 2.750%, Due 4/1/2050	15,000	8,118
Eversource Energy, 1.650%, Due 8/15/2030, Series R	10,000	7,501
NextEra Energy Capital Holdings, Inc., 2.440%, Due 1/15/2032	15,000	11,269
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.500%, Due 8/15/2028A	25,000	21,783
Public Service Co. of Oklahoma, 5.250%, Due 1/15/2033	15,000	13,836
SCE Recovery Funding LLC,
4.697%, Due 6/15/2042, Series A 1	5,000	4,546
5.112%, Due 12/14/2049, Series A 2	10,000	8,554
Talen Energy Supply LLC, 8.625%, Due 6/1/2030A	10,000	10,158

		108,652

Total Utilities		108,652

Total Corporate Obligations (Cost $1,814,383)		1,645,889

FOREIGN CORPORATE OBLIGATIONS - 2.54%
Basic Materials - 0.43%
Mining - 0.43%
BHP Billiton Finance USA Ltd., 5.250%, Due 9/8/2030	15,000	14,443
FMG Resources August 2006 Pty. Ltd., 4.500%, Due 9/15/2027A	15,000	13,506

		27,949

Total Basic Materials		27,949

Communications - 0.32%
Telecommunications - 0.32%
Altice France SA, 5.125%, Due 1/15/2029A	30,000	20,709

Energy - 0.12%
Pipelines - 0.12%
TransCanada PipeLines Ltd., 2.500%, Due 10/12/2031	10,000	7,559

Financial - 1.67%
Banks - 1.51%
Bank of Montreal,
0.949%, Due 1/22/2027, (Secured Overnight Financing Rate + 0.603%)B	10,000	8,917
3.803%, Due 12/15/2032, (5 yr. USD Swap + 1.432%)B	10,000	8,671
Bank of Nova Scotia, 5.250%, Due 6/12/2028	10,000	9,589
Barclays PLC,
7.385%, Due 11/2/2028, (1 yr. CMT + 3.300%)B	10,000	10,114
8.000%, Due 3/15/2029, (5 yr. CMT + 5.431%)B C	15,000	13,268
Canadian Imperial Bank of Commerce, 5.001%, Due 4/28/2028	10,000	9,525
Royal Bank of Canada, 5.000%, Due 2/1/2033	20,000	18,122
Toronto-Dominion Bank,
5.532%, Due 7/17/2026	10,000	9,894

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

October 31, 2023 (Unaudited)

	Principal Amount	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 2.54% (continued)
Financial - 1.67% (continued)
Banks - 1.51% (continued)
Toronto-Dominion Bank, (continued)
5.156%, Due 1/10/2028	$10,000	$9,650

		97,750

Financial Services - 0.16%
Macquarie Airfinance Holdings Ltd., 8.375%, Due 5/1/2028A	10,000	9,967

Total Financial		107,717

Total Foreign Corporate Obligations (Cost $176,764)		163,934

ASSET-BACKED OBLIGATIONS - 14.52%
Aqua Finance Trust, 3.140%, Due 7/16/2040, 2019 A AA	65,882	61,058
CAL Funding IV Ltd., 2.220%, Due 9/25/2045, 2020 1A AA	11,069	9,639
Carvana Auto Receivables Trust, 1.580%, Due 6/12/2028, 2021 N3 D	12,844	12,186
CIT Home Equity Loan Trust, 5.560%, Due 9/20/2032, 2003 1 M2D	63,590	61,368
Citicorp Residential Mortgage Trust, 4.897%, Due 3/25/2037, 2007 1 A5D	11,914	11,683
CLI Funding VIII LLC, 2.720%, Due 1/18/2047, 2022 1A AA	8,515	7,134
Conseco Finance Corp., 7.220%, Due 3/15/2028, 1997 1 M1E	34,369	34,178
DB Master Finance LLC, 2.493%, Due 11/20/2051, 2021 1A A2IIA	19,650	16,416
Exeter Automobile Receivables Trust, 1.960%, Due 1/17/2028, 2021 4A D	25,000	23,082
Finance of America Structured Securities Trust, 2.000%, Due 4/25/2073, 2023-S2 A3A D	73,553	69,612
GSAMP Trust, 5.422%, Due 7/25/2033, 2003 SEA2 A1D	45,054	41,967
Hyundai Auto Receivables Trust, 1.660%, Due 6/15/2028, 2021 C C	15,000	13,485
Mid-State Capital Corp. Trust,
7.758%, Due 1/15/2040, 2005 1 B	37,293	37,009
5.787%, Due 10/15/2040, 2006 1 AA	37,261	35,770
8.311%, Due 10/15/2040, 2006 1 BA	17,331	17,305
Mid-State Trust XI, 4.864%, Due 7/15/2038, 11 A1	28,794	27,724
Navient Private Education Loan Trust, 3.910%, Due 12/15/2045, 2016 AA A2AA	19,615	19,070
Navient Private Education Refi Loan Trust,
4.000%, Due 12/15/2059, 2018 DA A2AA	10,665	10,179
6.499%, Due 12/15/2059, 2019 D A2B, (1 mo. USD Term SOFR + 1.164%)A B	10,705	10,625
1.110%, Due 2/18/2070, 2021 FA AA	13,900	11,471
Navient Student Loan Trust, 3.390%, Due 12/15/2059, 2019 BA A2AA	17,319	16,372
Octane Receivables Trust, 1.210%, Due 9/20/2028, 2021 2A AA	10,560	10,225
Oscar U.S. Funding XV LLC, 5.810%, Due 12/10/2027, 2023 1A A3A	25,000	24,438
PFS Financing Corp., 2.470%, Due 2/15/2027, 2022 A AA	30,000	28,639
Salomon Mortgage Loan Trust, 4.974%, Due 11/25/2033, 2001 CB4 1M1, (1 mo. USD Term SOFR + 1.614%)B	25,154	25,386
Santander Drive Auto Receivables Trust,
4.490%, Due 11/16/2026, 2022 6 A3	14,642	14,538
1.670%, Due 10/15/2027, 2021 4 D	20,000	18,553
Santander Retail Auto Lease Trust, 1.410%, Due 11/20/2025, 2021 B DA	35,000	33,904
Sierra Timeshare Receivables Funding LLC, 1.340%, Due 11/20/2037, 2021 1A BA	10,195	9,524
SMB Private Education Loan Trust,
2.820%, Due 10/15/2035, 2017 B A2AA	8,913	8,512
1.290%, Due 7/15/2053, 2020 B A1AA	9,933	8,779
SoFi Professional Loan Program LLC, 1.030%, Due 8/17/2043, 2021 A AFXA	5,626	4,629
Taco Bell Funding LLC, 2.294%, Due 8/25/2051, 2021 1A A2IIA	19,650	15,896
U.S. Small Business Administration,
4.910%, Due 1/1/2048, 2023 25A 1	19,766	18,576
4.610%, Due 2/1/2048, 2023 25B 1	14,709	13,647
5.180%, Due 7/1/2048, 2023 25G 1	25,000	23,799
5.150%, Due 8/1/2048, 2023 25H 1	30,000	28,541
5.410%, Due 9/1/2048, 2023 25I 1	20,000	19,240
5.820%, Due 10/1/2048, 2023 25J 1	25,000	24,651

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

October 31, 2023 (Unaudited)

	Principal Amount	Fair Value
ASSET-BACKED OBLIGATIONS - 14.52% (continued)
U.S. Small Business Administration, (continued)
4.930%, Due 6/1/2048, Class 1	$25,000	$23,434
4.480%, Due 7/1/2048, Class 1	9,841	9,000
Vantage Data Centers Issuer LLC,
3.188%, Due 7/15/2044, 2019 1A A2A	14,375	14,000
2.165%, Due 10/15/2046, 2021 1A A2A	15,000	13,078

Total Asset-Backed Obligations (Cost $974,459)		938,322

COLLATERALIZED MORTGAGE OBLIGATIONS - 7.73%
Bear Stearns ARM Trust, 3.760%, Due 2/25/2035, 2004 12 2A1E	10,783	9,900
Bear Stearns Asset-Backed Securities Trust, 5.250%, Due 10/25/2033, 2003 AC5 A5D	41,017	39,554
Brean Asset-Backed Securities Trust, 1.750%, Due 10/25/2061, 2021 RM2 AA E	43,189	36,922
Chase Mortgage Finance Corp.,
3.750%, Due 12/25/2045, 2016 SH2 M2A E	14,789	12,720
3.750%, Due 12/25/2045, 2016 SH2 M3A E	30,056	25,108
CHL Mortgage Pass-Through Trust, 5.250%, Due 5/25/2034, 2004 4 A19	16,899	15,673
Finance of America Structured Securities Trust JR2, 2.000%, Due 9/25/2069, 2019 1R AA	57,089	58,360
Government National Mortgage Association, 5.212%, Due 6/20/2045, 2023-32 WE	22,426	21,863
Greenpoint Mortgage Pass-Through Certificates, 5.725%, Due 10/25/2033, 2003 1 A1E	26,126	24,063
JP Morgan Mortgage Trust,
2.500%, Due 12/25/2051, 2021 INV2 A2A E	34,920	25,528
2.500%, Due 7/25/2052, 2022 1 A3A E	48,760	35,646
New Residential Mortgage Loan Trust,
3.750%, Due 11/26/2035, 2016 2A A1A E	32,972	30,198
6.489%, Due 1/25/2048, 2018 4A B1, (1 mo. USD Term SOFR + 1.164%)A B	72,514	70,389
5.618%, Due 11/25/2054, 2014 3A B3A E	23,373	21,711
4.000%, Due 3/25/2057, 2017 2A A3A E	41,244	37,652
Prime Mortgage Trust, 6.000%, Due 2/25/2034, 2004 CL1 1A1	24,792	23,055
Residential Funding Mortgage Securities I Trust, 5.500%, Due 12/25/2034, 2004 S9 1A23	12,379	10,927

Total Collateralized Mortgage Obligations (Cost $550,889)		499,269

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 7.02%
Bank,
3.265%, Due 9/15/2060, 2017 BNK7 ASB	36,635	34,985
4.399%, Due 9/15/2060, 2022 BNK43 A5	15,000	13,009
1.844%, Due 3/15/2063, 2020 BN28 A4	25,000	18,833
BBCMS Mortgage Trust,
2.299%, Due 2/15/2054, 2021-C9 A5	30,000	23,014
4.600%, Due 6/15/2055, 2022 C16 A5E	15,000	13,308
Benchmark Mortgage Trust,
2.148%, Due 9/15/2053, 2020 B19 AS	30,000	21,210
1.978%, Due 12/17/2053, 2020 B21 A5	10,000	7,476
2.254%, Due 12/17/2053, 2020 B21 AS	10,000	7,259
3.717%, Due 3/15/2062, 2019-B10 A4	20,000	17,594
BX Trust, 7.500%, Due 8/15/2039, 2022 GPA A, (1 mo. USD Term SOFR + 2.165%)A B	20,000	20,012
COMM Mortgage Trust,
3.902%, Due 7/10/2050, 2015 PC1 A5	25,000	24,026
2.950%, Due 8/15/2057, 2019 GC44 A5	20,000	16,477
DC Office Trust, 3.072%, Due 9/15/2045, 2019 MTC DA E	10,000	5,705
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
1.566%, Due 9/25/2030, K119 A2	10,000	7,738
3.710%, Due 9/25/2032, K-150 A2E	15,000	12,989
2.481%, Due 7/25/2034, K-1514 A1	13,240	10,941
1.238%, Due 1/25/2035, K-1516 A1	52,055	39,159
Federal National Mortgage Association-Aces,
3.547%, Due 9/25/2028, 2019 M1 A2E	23,547	21,802
3.610%, Due 2/25/2031, 2019 M4 A2	9,601	8,607
1.714%, Due 7/25/2031, 2021 M17 A2E	10,000	7,674

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

October 31, 2023 (Unaudited)

	Principal Amount	Fair Value
COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 7.02% (continued)
Federal National Mortgage Association-Aces, (continued)
4.400%, Due 7/25/2033, 2023 M5 A2E	$15,000	$13,556
FREMF Mortgage Trust, 3.994%, Due 12/25/2050, 2018 K72 BA E	20,000	18,423
FRESB Mortgage Trust,
3.160%, Due 11/25/2027, 2018 SB45 A10FE	9,556	8,713
6.131%, Due 7/25/2038, 2018 SB55 A5H, (30 day USD SOFR Average + 0.814%)B	7,304	7,251
JPMBB Commercial Mortgage Securities Trust,
3.559%, Due 7/15/2048, 2015 C30 ASB	17,937	17,472
3.822%, Due 7/15/2048, 2015 C30 A5	10,000	9,411
Morgan Stanley Bank of America Merrill Lynch Trust, 2.840%, Due 11/15/2049, 2016 C31 A4	13,658	12,499
Velocity Commercial Capital Loan Trust,
4.050%, Due 10/26/2048, 2018 2 AA E	17,257	16,205
4.120%, Due 3/25/2049, 2019 1 M3A E	23,023	17,867

Total Commercial Mortgage-Backed Obligations (Cost $512,212)		453,215

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 9.80%
Federal Home Loan Mortgage Corp.,
3.000%, Due 7/1/2042	27,903	23,226
3.500%, Due 9/1/2046	37,431	32,228
3.000%, Due 5/1/2047	51,732	42,891
3.000%, Due 11/1/2049	27,182	22,222
Federal National Mortgage Association,
4.500%, Due 7/1/2031	18,224	16,978
2.500%, Due 4/1/2037E	35,603	30,720
2.500%, Due 12/1/2037E	38,121	32,832
2.500%, Due 2/1/2042E	38,102	30,832
2.000%, Due 3/1/2042	26,605	20,811
2.500%, Due 4/1/2042	44,793	35,908
3.000%, Due 6/1/2042	45,531	37,905
4.000%, Due 2/1/2043E	28,621	25,626
5.000%, Due 6/1/2043E	28,922	27,154
6.000%, Due 10/1/2043E	50,000	49,617
4.000%, Due 12/1/2043	13,364	11,873
4.000%, Due 3/1/2046E	25,795	23,097
2.500%, Due 12/1/2046E	32,121	25,172
3.000%, Due 12/1/2046	28,179	23,318
3.000%, Due 1/1/2048E	41,171	34,129
3.000%, Due 2/1/2048E	22,733	18,811
3.000%, Due 8/1/2048E	46,502	38,503
Government National Mortgage Association, 3.500%, Due 4/20/2046	34,035	29,505

Total U.S. Agency Mortgage-Backed Obligations (Cost $706,598)		633,358

U.S. TREASURY OBLIGATIONS - 26.36%
U.S. Treasury Bonds,
1.750%, Due 8/15/2041	173,000	103,300
3.875%, Due 2/15/2043	367,000	306,789
2.500%, Due 2/15/2045	58,000	37,670
3.375%, Due 11/15/2048	513,000	382,526
3.625%, Due 2/15/2053	30,000	23,559
3.625%, Due 5/15/2053	25,000	19,641
U.S. Treasury Notes,
0.750%, Due 8/31/2026	180,000	160,397
1.500%, Due 1/31/2027	65,000	58,462
2.750%, Due 7/31/2027	10,000	9,277
3.625%, Due 3/31/2028	105,000	99,963
1.000%, Due 7/31/2028	10,000	8,378
2.375%, Due 3/31/2029	303,000	266,995

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

October 31, 2023 (Unaudited)

	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS - 26.36% (continued)
U.S. Treasury Notes, (continued)
3.500%, Due 4/30/2030	$49,000	$45,202
4.000%, Due 7/31/2030	9,000	8,536
2.875%, Due 5/15/2032	90,000	77,396
3.875%, Due 8/15/2033	103,000	95,034

Total U.S. Treasury Obligations (Cost $1,933,509)		1,703,125

MUNICIPAL OBLIGATIONS - 4.45%
Alabama Federal Aid Highway Finance Authority, 2.650%, Due 9/1/2037, Series B	10,000	7,210
California Health Facilities Financing Authority, 4.190%, Due 6/1/2037	10,000	8,450
California State University, 5.183%, Due 11/1/2053, Series B	10,000	8,675
City of New York, 5.828%, Due 10/1/2053, Series B-1	25,000	24,647
Commonwealth of Massachusetts, 4.110%, Due 7/15/2031, Series B	3,767	3,618
County of Riverside, 3.818%, Due 2/15/2038	15,000	12,677
JobsOhio Beverage System, 2.833%, Due 1/1/2038, Series A	15,000	10,990
Louisiana Local Government Environmental Facilities & Community Development Authority,
4.475%, Due 8/1/2039, 2022 ELL A4	25,000	21,825
4.145%, Due 2/1/2033, Series A	20,000	18,548
Massachusetts Water Resources Authority, 2.823%, Due 8/1/2041, Series C	5,000	3,491
New York City Transitional Finance Authority Future Tax Secured Revenue,
5.767%, Due 8/1/2036	5,000	4,947
5.508%, Due 8/1/2037	15,000	14,402
New York State Dormitory Authority, 5.600%, Due 3/15/2040, Series D	5,000	4,836
Oklahoma Development Finance Authority, 4.135%, Due 12/1/2033, Series A-1	9,810	9,205
Oregon Education Districts, 2.895%, Due 6/30/2040, Series A	10,000	6,710
San Jose Financing Authority, 2.812%, Due 6/1/2037, Series A	25,000	17,302
South Carolina Student Loan Corp., 6.646%, Due 10/27/2036B	22,152	22,053
State Board of Administration Finance Corp., 2.154%, Due 7/1/2030, Series A	5,000	3,974
State of California,
7.500%, Due 4/1/2034	10,000	11,193
4.600%, Due 4/1/2038	15,000	13,066
State of Texas, 5.517%, Due 4/1/2039	10,000	9,609
Texas Natural Gas Securitization Finance Corp., 5.169%, Due 4/1/2041	40,000	36,982
Texas Transportation Commission,
2.562%, Due 4/1/2042	15,000	10,162
2.472%, Due 10/1/2044	5,000	3,094

Total Municipal Obligations (Cost $317,536)		287,666

TOTAL INVESTMENTS - 97.90% (Cost $6,986,350)		6,324,778
OTHER ASSETS, NET OF LIABILITIES - 2.10%		135,400

TOTAL NET ASSETS - 100.00%		$6,460,178

Percentages are stated as a percent of net assets.

A

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $1,430,571 or 22.14% of net assets. The Fund has no right to demand registration of these securities.

B

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on October 31, 2023.

C	Perpetual maturity. The date shown, if any, is the next call date.
D

Step Up/Down - A zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. The rate disclosed represents the coupon rate at October 31, 2023. The maturity date disclosed represents the final maturity date.

E	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

October 31, 2023 (Unaudited)

CMT - Constant Maturity Treasury.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REIT - Real Estate Investment Trust.

SOFR - Secured Overnight Financing Rate.

USD - United States Dollar.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of October 31, 2023, the investments were classified as described below:

NIS Core Plus Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$1,645,889	$—	$1,645,889
Foreign Corporate Obligations	—	163,934	—	163,934
Asset-Backed Obligations	—	938,322	—	938,322
Collateralized Mortgage Obligations	—	499,269	—	499,269
Commercial Mortgage-Backed Obligations	—	453,215	—	453,215
U.S. Agency Mortgage-Backed Obligations	—	633,358	—	633,358
U.S. Treasury Obligations	—	1,703,125	—	1,703,125
Municipal Obligations	—	287,666	—	287,666

Total Investments in Securities - Assets	$—	$6,324,778	$—	$6,324,778

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended October 31, 2023, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

October 31, 2023 (Unaudited)

	Principal Amount*		Fair Value
Algeria - 0.25% (Cost $1,000,000)
Credit-Linked Notes - 0.25%
Republic of Algeria (Issuer Neder Financierings-MAAT), 10.000%, Due 11/15/2023	$	1,000,000	$1,114,963

Angola - 3.96%
Credit-Linked Notes - 0.10%
Republic of Angola (Issuer Aurora Australis BV), 11.901% - 7.016%, Due 12/19/2023, (6 mo. USD LIBOR + 6.250%)A B		93,750	97,659
Republic of Angola (Issuer ICBC Standard Bank PLC), 16.500%, Due 3/18/2024	AOA	300,000,000	366,769

Total Credit-Linked Notes			464,428

Foreign Sovereign Obligations - 3.86%
Angola Government International Bonds,
8.250%, Due 5/9/2028A		10,862,000	9,178,390
8.000%, Due 11/26/2029C		2,114,000	1,683,420
8.750%, Due 4/14/2032C		3,475,000	2,700,478
8.750%, Due 4/14/2032A		740,000	575,066
9.375%, Due 5/8/2048A		1,674,000	1,189,159
9.125%, Due 11/26/2049A		800,000	560,000
Republic of Angola Via Avenir Issuer II Ireland DAC, 6.927%, Due 2/19/2027A		1,725,000	1,556,813

Total Foreign Sovereign Obligations			17,443,326

Total Angola (Cost $20,728,985)			17,907,754

Argentina - 1.35%
Foreign Sovereign Obligations - 1.35%
Argentina Republic Government International Bonds,
1.000%, Due 7/9/2029		227,491	60,536
0.750%, Due 7/9/2030D E		3,027,515	839,677
3.625%, Due 7/9/2035D E		21,212,784	5,207,301

Total Foreign Sovereign Obligations			6,107,514

Total Argentina (Cost $11,354,131)			6,107,514

Armenia - 1.45%
Foreign Sovereign Obligations - 1.45%
Armenia Treasury Bills, 11.048% - 0.000%, Due 6/3/2024	AMD	225,000,000	528,008
Republic of Armenia Treasury Bonds,
6.500%, Due 4/29/2024, Series 3YR	AMD	1,575,000,000	3,855,073
7.000%, Due 4/29/2026	AMD	385,000,000	885,141
9.000%, Due 4/29/2026	AMD	325,000,000	781,755
9.250%, Due 4/29/2028	AMD	200,000,000	473,937

Total Foreign Sovereign Obligations			6,523,914

Total Armenia (Cost $5,876,184)			6,523,914

Azerbaijan - 0.63% (Cost $2,899,213)
Credit-Linked Notes - 0.63%
Azerbaijan Treasury Bonds (Issuer ICBC Standard Bank PLC), 7.500%, Due 5/11/2028C	AZN	5,000,000	2,845,991

Benin - 0.51%
Foreign Sovereign Obligations - 0.51%
Benin Government International Bonds,
4.875%, Due 1/19/2032C	EUR	1,210,000	955,156
6.875%, Due 1/19/2052C	EUR	1,977,000	1,363,937

Total Foreign Sovereign Obligations (Cost $3,492,137)			2,319,093

Total Benin (Cost $3,492,137)			2,319,093

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

October 31, 2023 (Unaudited)

	Principal Amount*		Fair Value
Cameroon - 1.60%
Foreign Sovereign Obligations - 1.60%
Republic of Cameroon International Bonds,
5.950%, Due 7/7/2032A	EUR	3,250,000	$2,206,144
5.950%, Due 7/7/2032C	EUR	7,364,000	4,998,784

Total Foreign Sovereign Obligations			7,204,928

Total Cameroon (Cost $12,158,749)			7,204,928

Congo - 0.60% (Cost $2,600,000)
Credit-Linked Notes - 0.60%
Democratic Republic of Congo (Issuer Frontera Capital BV), 12.292%, Due 12/14/2027, (6 mo. USD SOFR + 7.000%)B C	$	2,600,000	2,718,560

Costa Rica - 0.58% (Cost $2,250,188)
Foreign Sovereign Obligations - 0.58%
Costa Rica Government International Bonds, 9.200%, Due 2/21/2029A		2,300,000	2,631,200

Dominican Republic - 3.99%
Foreign Sovereign Obligations - 3.99%
Dominican Republic Central Bank Notes, 13.000%, Due 12/5/2025A	DOP	105,000,000	1,898,479
Dominican Republic International Bonds,
12.000%, Due 8/8/2025A	DOP	182,500,000	3,255,354
9.750%, Due 6/5/2026A	DOP	8,850,000	154,587
8.000%, Due 2/12/2027A	DOP	220,000,000	3,607,519
12.750%, Due 9/23/2029C	DOP	249,000,000	4,806,158
13.625%, Due 2/3/2033C	DOP	54,750,000	1,090,714
11.250%, Due 9/15/2035C	DOP	184,000,000	3,191,341

Total Foreign Sovereign Obligations			18,004,152

Total Dominican Republic (Cost $17,948,478)			18,004,152

Ecuador - 2.03%
Foreign Sovereign Obligations - 2.03%
Ecuador Government International Bonds,
6.000%, Due 7/31/2030C D E		1,556,850	787,570
6.000%, Due 7/31/2030A D E		2,482,000	1,255,579
3.500%, Due 7/31/2035C D E		3,789,045	1,434,349
3.500%, Due 7/31/2035A D E		8,161,000	3,089,360
2.500%, Due 7/31/2040C D E		1,625,550	543,663
2.500%, Due 7/31/2040A D E		6,135,300	2,051,942

Total Foreign Sovereign Obligations			9,162,463

Total Ecuador (Cost $13,850,652)			9,162,463

Egypt - 3.25%
Foreign Sovereign Obligations - 3.25%
Egypt Government Bonds,
14.483%, Due 4/6/2026, Series 5YR	EGP	6,500,000	169,002
15.700%, Due 11/7/2027, Series 10YR	EGP	10,000,000	244,639
Egypt Government International Bonds,
5.250%, Due 10/6/2025A		638,000	482,494
7.500%, Due 1/31/2027A		736,000	509,680
5.625%, Due 4/16/2030A	EUR	2,894,000	1,638,246
6.375%, Due 4/11/2031A	EUR	5,743,000	3,258,918
7.053%, Due 1/15/2032A		2,739,000	1,542,660
7.625%, Due 5/29/2032A		1,378,000	785,487
7.300%, Due 9/30/2033A		1,583,000	869,637
8.875%, Due 5/29/2050A		3,306,000	1,750,593

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

October 31, 2023 (Unaudited)

	Principal Amount*		Fair Value
Egypt - 3.25% (continued)
Foreign Sovereign Obligations - 3.25% (continued)
Egypt Government International Bonds (continued)
7.500%, Due 2/16/2061A	$	6,900,000	$3,399,078

Total Foreign Sovereign Obligations			14,650,434

Total Egypt (Cost $18,056,956)			14,650,434

El Salvador - 2.32%
Foreign Sovereign Obligations - 2.32%
El Salvador Government International Bonds,
6.375%, Due 1/18/2027A		3,154,000	2,573,238
8.250%, Due 4/10/2032A		614,000	481,255
7.650%, Due 6/15/2035A		6,661,000	4,653,027
7.125%, Due 1/20/2050A		1,395,000	866,924
9.500%, Due 7/15/2052A		2,600,000	1,905,650

Total Foreign Sovereign Obligations			10,480,094

Total El Salvador (Cost $7,987,504)			10,480,094

Ethiopia - 0.47% (Cost $2,874,637)
Foreign Sovereign Obligations - 0.47%
Ethiopia International Bonds, 6.625%, Due 12/11/2024A		3,372,000	2,124,360

Gabon - 2.23%
Foreign Sovereign Obligations - 2.23%
Gabon Government International Bonds,
6.950%, Due 6/16/2025A		2,642,000	2,301,108
6.625%, Due 2/6/2031A		9,464,000	6,679,730
7.000%, Due 11/24/2031A		1,505,000	1,064,748

Total Foreign Sovereign Obligations			10,045,586

Total Gabon (Cost $12,423,324)			10,045,586

Georgia - 0.64%
Foreign Sovereign Obligations - 0.64%
Georgia Treasury Bonds,
9.375%, Due 10/6/2024, Series 2YR	GEL	1,400,000	518,684
8.125%, Due 1/28/2026, Series 5YR	GEL	6,540,000	2,388,970

Total Foreign Sovereign Obligations			2,907,654

Total Georgia (Cost $2,569,633)			2,907,654

Ghana - 3.97%
Credit-Linked Notes - 0.01%
Ghana Promissory Notes (Issuer Saderea DAC), 12.500%, Due 11/30/2026A		139,548	55,819

Foreign Corporate Obligations - 0.41%
Kosmos Energy Ltd., 7.500%, Due 3/1/2028C		2,124,000	1,858,500

Foreign Sovereign Obligations - 3.55%
Ghana Government International Bonds,
7.750%, Due 4/7/2029C		1,641,000	693,618
10.750%, Due 10/14/2030A		3,509,000	2,165,088
8.125%, Due 3/26/2032A F		15,151,000	6,316,755
7.875%, Due 2/11/2035A F		654,000	278,905
8.950%, Due 3/26/2051A F		220,000	90,820
8.750%, Due 3/11/2061A		1,937,000	797,928
Republic of Ghana Government Bonds,
19.250%, Due 12/18/2023	GHS	3,580,000	291,574

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

October 31, 2023 (Unaudited)

	Principal Amount*		Fair Value
Ghana - 3.97% (continued)
Foreign Sovereign Obligations - 3.55% (continued)
Republic of Ghana Government Bonds (continued)
17.700%, Due 3/18/2024	GHS	4,200,000	$322,677
19.750%, Due 4/15/2024, Series 5YR	GHS	1,000,000	76,230
21.000%, Due 1/27/2025	GHS	1,680,000	112,025
19.250%, Due 6/23/2025	GHS	23,500,000	1,428,653
19.000%, Due 11/2/2026, Series 10YR	GHS	47,576,000	2,441,339
19.250%, Due 1/18/2027	GHS	19,750,000	985,562

Total Foreign Sovereign Obligations			16,001,174

Total Ghana (Cost $27,418,470)			17,915,493

Honduras - 0.87%
Foreign Sovereign Obligations - 0.87%
Honduras Government International Bonds,
6.250%, Due 1/19/2027A	$	2,799,000	2,603,910
5.625%, Due 6/24/2030A		1,577,000	1,316,394

Total Foreign Sovereign Obligations			3,920,304

Total Honduras (Cost $3,988,619)			3,920,304

Iraq - 1.13%
Foreign Sovereign Obligations - 1.13%
Iraq International Bonds, 5.800%, Due 1/15/2028A		5,739,500	5,098,398

Ivory Coast - 2.80%
Foreign Sovereign Obligations - 2.80%
Ivory Coast Government International Bonds,
5.250%, Due 3/22/2030A	EUR	2,093,000	1,827,048
5.875%, Due 10/17/2031A	EUR	993,000	853,689
4.875%, Due 1/30/2032A	EUR	7,421,000	5,918,567
6.125%, Due 6/15/2033A		382,000	312,820
6.875%, Due 10/17/2040A	EUR	2,823,000	2,158,884
6.625%, Due 3/22/2048A	EUR	2,200,000	1,559,640

Total Foreign Sovereign Obligations			12,630,648

Total Ivory Coast (Cost $14,879,630)			12,630,648

Jamaica - 0.78% (Cost $3,520,001)
Foreign Sovereign Obligations - 0.78%
Jamaica Government International Bonds, 9.625%, Due 11/3/2030	JMD	549,500,000	3,517,375

Jordan - 1.21%
Foreign Sovereign Obligations - 1.21%
Jordan Government International Bonds,
6.125%, Due 1/29/2026A		2,447,000	2,273,043
7.375%, Due 10/10/2047A		4,242,000	3,198,807

Total Foreign Sovereign Obligations			5,471,850

Total Jordan (Cost $5,842,659)			5,471,850

Kazakhstan - 3.70%
Foreign Sovereign Obligations - 3.70%
Kazakhstan Government Bonds,
9.500%, Due 1/30/2024, Series 7YR	KZT	284,000,000	594,820

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

October 31, 2023 (Unaudited)

	Principal Amount*		Fair Value
Kazakhstan - 3.70% (continued)
Foreign Sovereign Obligations - 3.70% (continued)
Kazakhstan Government Bonds (continued)
8.050%, Due 5/20/2024, Series 15YR	KZT	1,040,000,000	$2,125,279
16.700%, Due 1/13/2025	KZT	2,509,000,000	5,416,313
10.750%, Due 2/11/2025, Series 3YR	KZT	240,000,000	485,143
10.500%, Due 8/4/2026, Series 5YR	KZT	500,000,000	974,274
13.900%, Due 9/16/2026, Series 4YR	KZT	280,000,000	590,683
9.000%, Due 3/6/2027, Series 120	KZT	1,160,000,000	2,145,517
15.350%, Due 11/18/2027	KZT	630,000,000	1,398,092
10.400%, Due 4/12/2028, Series 7YR	KZT	300,000,000	568,514
15.300%, Due 3/3/2029	KZT	736,866,000	1,664,469
10.120%, Due 2/17/2034, Series 13YR	KZT	400,000,000	752,353

Total Foreign Sovereign Obligations			16,715,457

Total Kazakhstan (Cost $18,396,019)			16,715,457

Kenya - 3.96%
Foreign Sovereign Obligations - 3.96%
Republic of Kenya Government International Bonds,
6.875%, Due 6/24/2024A	$	1,836,000	1,753,050
7.000%, Due 5/22/2027A		1,845,000	1,593,932
7.250%, Due 2/28/2028A		775,000	627,750
8.000%, Due 5/22/2032A		2,502,000	1,956,414
6.300%, Due 1/23/2034A		4,081,000	2,772,139
8.250%, Due 2/28/2048A		4,007,000	2,804,900
Republic of Kenya Infrastructure Bonds,
11.000%, Due 12/2/2024, Series 9YR	KES	25,000,000	159,164
12.500%, Due 5/12/2025, Series 9YR	KES	16,024,384	102,232
10.200%, Due 5/25/2026, Series 6YR	KES	15,500,000	91,218
11.000%, Due 10/12/2026, Series 12YR	KES	43,467,948	256,543
13.215%, Due 11/27/2028, Series 6YR	KES	124,600,000	723,267
10.850%, Due 4/2/2029, Series 9YR	KES	24,550,000	136,601
12.500%, Due 1/10/2033, Series 15YR	KES	631,000,000	3,537,133
11.750%, Due 10/8/2035, Series 16YR	KES	112,000,000	569,023
12.257%, Due 1/5/2037, Series 16Y	KES	152,000,000	797,943

Total Foreign Sovereign Obligations			17,881,309

Total Kenya (Cost $23,089,531)			17,881,309

Kyrgyzstan - 1.37%
Credit-Linked Notes - 1.37%
Republic of Kyrgyzstan (Issuer Frontera Capital BV),
10.500%, Due 9/24/2024C	KGS	150,000,000	1,726,561
8.000%, Due 5/26/2025	KGS	70,000,000	735,665
6.000%, Due 9/19/2025C	KGS	120,500,000	1,164,133
12.000%, Due 2/7/2028C	KGS	95,000,000	926,290
Republic of Kyrgyzstan (Issuer Zambezi BV), 10.000%, Due 4/13/2028C	KGS	180,000,000	1,624,085

Total Credit-Linked Notes			6,176,734

Total Kyrgyzstan (Cost $7,994,437)			6,176,734

Malawi - 1.18%
Credit-Linked Notes - 1.18%
Republic of Malawi (Issuer Frontera Capital BV),
11.000%, Due 4/21/2025C		1,600,000	1,262,240
12.500%, Due 5/21/2025C		1,050,000	633,780
18.500%, Due 8/15/2026C		2,700,000	1,655,910
12.500%, Due 6/2/2027C		800,000	653,760
13.500%, Due 6/18/2027C		700,000	398,230

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

October 31, 2023 (Unaudited)

	Principal Amount*		Fair Value
Malawi - 1.18% (continued)
Credit-Linked Notes - 1.18% (continued)
Republic of Malawi (Issuer Frontera Capital BV) (continued)
13.000%, Due 8/20/2027C	$	500,000	$341,000
13.500%, Due 9/3/2027		650,000	363,415

Total Credit-Linked Notes			5,308,335

Total Malawi (Cost $7,573,492)			5,308,335

Mongolia - 3.61%
Credit-Linked Notes - 2.84%
Development Bank of Mongolia (Issuer Zambezi BV), 14.000%, Due 5/12/2027C	MNT	27,500,000,000	8,452,983
Republic of Mongolia (Issuer Frontera Capital BV),
7.500%, Due 10/25/2024C	MNT	11,287,921,348	3,070,223
7.644%, Due 4/22/2025B C E	MNT	4,500,000,000	1,302,615

Total Credit-Linked Notes			12,825,821

Foreign Sovereign Obligations - 0.77%
Mongolia Government International Bonds, 8.650%, Due 1/19/2028A		3,524,000	3,490,256

Total Mongolia (Cost $17,111,136)			16,316,077

Mozambique - 3.99%
Credit-Linked Notes - 1.16%
Republic of Mozambique (Issuer ICBC Standard Bank PLC),
0.000%, Due 3/26/2025E G	MZN	90,500,000	1,395,025
17.000%, Due 5/11/2025	MZN	100,000,000	1,674,787
14.500%, Due 11/13/2025	MZN	40,000,000	628,227
14.500%, Due 2/11/2027E	MZN	46,752,000	748,859
19.000%, Due 5/12/2028C	MZN	51,000,000	792,374

Total Credit-Linked Notes			5,239,272

Foreign Sovereign Obligations - 2.83%
Mozambique International Bonds,
9.000%, Due 9/15/2031A D E		14,227,000	10,954,790
9.000%, Due 9/15/2031C D E		2,353,000	1,811,810

Total Foreign Sovereign Obligations			12,766,600

Total Mozambique (Cost $19,368,462)			18,005,872

Netherlands - 0.40% (Cost $1,867,220)
Foreign Corporate Obligations - 0.40%
Zambezi BV, 11.500%, Due 6/22/2035C	PYG	13,500,000,000	1,812,655

Nicaragua - 0.24% (Cost $1,159,327)
Credit-Linked Notes - 0.24%
Republic of Nicaragua (Issuer Zambezi BV), 7.000%, Due 4/8/2024C E		1,159,400	1,071,054

Nigeria - 4.33%
Foreign Corporate Obligations - 1.44%
Access Bank PLC, 6.125%, Due 9/21/2026C		1,207,000	999,517
BOI Finance BV, 7.500%, Due 2/16/2027C	EUR	1,811,000	1,617,193
First Bank of Nigeria Ltd. Via FBN Finance Co. BV, 8.625%, Due 10/27/2025C		1,029,000	971,376
IHS Netherlands Holdco BV, 8.000%, Due 9/18/2027C		1,215,000	990,225
SEPLAT Energy PLC, 7.750%, Due 4/1/2026C		1,069,000	894,753

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

October 31, 2023 (Unaudited)

	Principal Amount*		Fair Value
Nigeria - 4.33% (continued)
Foreign Corporate Obligations - 1.44% (continued)
United Bank for Africa PLC, 6.750%, Due 11/19/2026C	$	1,197,000	$1,028,989

Total Foreign Corporate Obligations			6,502,053

Foreign Sovereign Obligations - 2.89%
Nigeria Government Bonds,
12.500%, Due 1/22/2026, Series 10YR	NGN	856,000,000	943,099
16.288%, Due 3/17/2027, Series 10YR	NGN	290,000,000	341,922
Nigeria Government International Bonds,
7.625%, Due 11/21/2025A		1,590,000	1,547,436
8.375%, Due 3/24/2029A		2,855,000	2,499,552
8.747%, Due 1/21/2031A		2,188,000	1,876,298
7.875%, Due 2/16/2032A		4,800,000	3,841,199
7.375%, Due 9/28/2033A		2,365,000	1,775,453
Nigeria Treasury Bills,
12.202%, Due 3/14/2024, Series 364D	NGN	62,000,000	64,718
12.704%, Due 3/28/2024, Series 364D	NGN	124,000,000	128,584
12.190%, Due 4/11/2024, Series 364D	NGN	31,000,000	32,884

Total Foreign Sovereign Obligations			13,051,145

Total Nigeria (Cost $23,576,900)			19,553,198

Pakistan - 1.32%
Foreign Sovereign Obligations - 1.32%
Pakistan Government International Bonds,
6.000%, Due 4/8/2026A		2,075,000	1,130,875
6.875%, Due 12/5/2027A		227,000	119,811
7.375%, Due 4/8/2031A		9,652,000	4,729,480

Total Foreign Sovereign Obligations			5,980,166

Total Pakistan (Cost $7,597,833)			5,980,166

Papua New Guinea - 0.66% (Cost $3,245,595)
Foreign Sovereign Obligations - 0.66%
Papua New Guinea Government International Bonds, 8.375%, Due 10/4/2028A		3,251,000	2,972,058

Paraguay - 0.90%
Credit-Linked Notes - 0.90%
Municipalidad de Asuncion (Issuer Frontera Capital BV), 12.000%, Due 11/22/2032C	PYG	16,600,000,000	2,315,228
Republic of Paraguay (Issuer Frontera Capital BV), 9.850%, Due 2/14/2031C	PYG	13,700,000,000	1,727,857

Total Credit-Linked Notes			4,043,085

Total Paraguay (Cost $4,372,449)			4,043,085

Republic of Mauritius - 0.20% (Cost $1,021,083)
Foreign Sovereign Obligations - 0.20%
Axian Telecom, 7.375%, Due 2/16/2027C		1,038,000	921,433

Rwanda - 0.59%
Foreign Sovereign Obligations - 0.59%
Rwanda International Government Bonds,
5.500%, Due 8/9/2031C		2,100,000	1,588,180

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

October 31, 2023 (Unaudited)

	Principal Amount*		Fair Value
Rwanda - 0.59% (continued)
Foreign Sovereign Obligations - 0.59% (continued)
Rwanda International Government Bonds (continued)
5.500%, Due 8/9/2031A	$	1,400,000	$1,058,786

Total Foreign Sovereign Obligations			2,646,966

Total Rwanda (Cost $3,279,901)			2,646,966

Senegal - 0.97%
Foreign Sovereign Obligations - 0.97%
Senegal Government International Bonds,
5.375%, Due 6/8/2037A	EUR	2,413,000	1,629,756
6.750%, Due 3/13/2048A		4,171,000	2,760,685

Total Foreign Sovereign Obligations			4,390,441

Total Senegal (Cost $5,937,960)			4,390,441

Serbia - 0.59%
Foreign Sovereign Obligations - 0.59%
Serbia International Bonds,
1.500%, Due 6/26/2029A	EUR	1,800,000	1,471,403
2.050%, Due 9/23/2036A	EUR	1,900,000	1,205,832

Total Foreign Sovereign Obligations			2,677,235

Total Serbia (Cost $2,607,912)			2,677,235

South Africa - 0.16% (Cost $1,144,993)
Foreign Corporate Obligations - 0.16%
Liquid Telecommunications Financing PLC, 5.500%, Due 9/4/2026C		1,200,000	734,263

Sri Lanka - 2.24%
Foreign Sovereign Obligations - 2.24%
Sri Lanka Government Bonds,
9.000%, Due 5/1/2028, Series B	LKR	590,000,000	1,488,532
9.000%, Due 7/1/2028, Series A	LKR	514,000,000	1,281,627
11.000%, Due 5/15/2030	LKR	145,000,000	387,697
Sri Lanka Government International Bonds,
6.200%, Due 5/11/2027A F		3,510,000	1,750,831
6.750%, Due 4/18/2028A F		1,342,000	666,791
7.550%, Due 3/28/2030A F		2,713,000	1,348,727
Sri Lanka Treasury Bills,
55.066%, Due 3/15/2024, Series 364	LKR	108,000,000	311,914
33.204%, Due 3/22/2024, Series 364	LKR	160,000,000	460,948
22.750%, Due 4/5/2024, Series 364	LKR	424,000,000	1,214,360
22.725%, Due 4/19/2024, Series 364	LKR	176,000,000	502,221
22.813%, Due 5/24/2024, Series 364	LKR	250,000,000	705,276

Total Foreign Sovereign Obligations			10,118,924

Total Sri Lanka (Cost $11,220,700)			10,118,924

Supranational - 2.69%
Foreign Sovereign Obligations - 2.69%
European Bank for Reconstruction & Development,
15.000%, Due 9/21/2024		1,200,000	1,159,028
14.750%, Due 2/7/2025A		700,000	743,392
13.400%, Due 2/10/2025		1,000,000	977,752
12.750%, Due 5/30/2025		1,300,000	1,363,635
13.000%, Due 9/22/2025		500,000	501,965
7.400%, Due 12/7/2025	VND	29,495,000,000	1,188,564

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

October 31, 2023 (Unaudited)

	Principal Amount*		Fair Value
Supranational - 2.69% (continued)
Foreign Sovereign Obligations - 2.69% (continued)
International Finance Corp.
11.000%, Due 6/28/2024	$	600,000	$514,849
11.000%, Due 10/18/2024	UZS	12,000,000,000	944,911
16.000%, Due 2/21/2025	UZS	15,000,000,000	1,224,998
14.250%, Due 5/2/2025	UZS	15,000,000,000	1,197,185
6.000%, Due 1/15/2027H	AZN	4,028,370	2,317,147

Total Foreign Sovereign Obligations			12,133,426

Total Supranational (Cost $12,630,547)			12,133,426

Tajikistan - 1.14% (Cost $5,816,080)
Foreign Sovereign Obligations - 1.14%
Republic of Tajikistan International Bonds, 7.125%, Due 9/14/2027A		6,341,000	5,129,869

Togo - 0.19% (Cost $907,060)
Foreign Corporate Obligations - 0.19%
Ecobank Transnational, Inc., 8.750%, Due 6/17/2031, (5 yr. CMT + 8.211%)B C		944,000	838,744

Trinidad and Tobago - 0.39% (Cost $1,724,167)
Foreign Corporate Obligations - 0.39%
Heritage Petroleum Co. Ltd., 9.000%, Due 8/12/2029C		1,700,000	1,764,600

Tunisia - 1.30%
Foreign Sovereign Obligations - 1.30%
Tunisian Republic,
5.625%, Due 2/17/2024A	EUR	800,000	787,819
5.750%, Due 1/30/2025A		1,541,000	1,067,328
6.375%, Due 7/15/2026C	EUR	100,000	64,015
6.375%, Due 7/15/2026A	EUR	6,166,000	3,947,169

Total Foreign Sovereign Obligations			5,866,331

Total Tunisia (Cost $7,618,351)			5,866,331

Uganda - 2.98%
Foreign Sovereign Obligations - 2.98%
Republic of Uganda Government Bonds,
14.000%, Due 1/18/2024	UGX	4,571,500,000	1,214,830
19.500%, Due 12/18/2025, Series 10YR	UGX	4,000,000,000	1,169,506
16.000%, Due 5/6/2027	UGX	2,500,000,000	689,182
14.250%, Due 8/23/2029	UGX	2,200,000,000	569,311
16.000%, Due 11/14/2030	UGX	6,940,000,000	1,892,696
17.000%, Due 4/3/2031, Series 15YR	UGX	3,460,000,000	990,613
14.250%, Due 6/22/2034	UGX	19,013,300,000	4,742,102
16.250%, Due 11/8/2035	UGX	7,800,000,000	2,161,331

Total Foreign Sovereign Obligations			13,429,571

Total Uganda (Cost $13,891,519)			13,429,571

Ukraine - 1.52%
Foreign Sovereign Obligations - 1.52%
Ukraine Government Bonds,
10.950%, Due 11/1/2023H	UAH	50,000,000	1,170,535
16.000%, Due 3/13/2024, Series 1.5YRH	UAH	27,000,000	625,457
9.990%, Due 5/22/2024H	UAH	13,000,000	291,386

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

October 31, 2023 (Unaudited)

	Principal Amount*		Fair Value
Ukraine - 1.52% (continued)
Foreign Sovereign Obligations - 1.52% (continued)
Ukraine Government Bonds (continued)
12.700%, Due 10/30/2024H	UAH	130,500,000	$2,899,470
15.840%, Due 2/26/2025H	UAH	102,000,000	1,877,567

Total Foreign Sovereign Obligations			6,864,415

Total Ukraine (Cost $9,847,069)			6,864,415

United Republic of Tanzania - 0.44% (Cost $2,067,895)
Foreign Corporate Obligations - 0.44%
HTA Group Ltd., 7.000%, Due 12/18/2025C	$	2,075,000	2,003,911

United States - 1.79%
Corporate Obligations - 1.79%
Citigroup Global Markets Holdings, Inc.,
0.000%, Due 2/21/2024C G	LKR	165,000,000	481,235
1.000%, Due 2/21/2024A G	LKR	570,000,000	1,662,448
0.000%, Due 2/27/2024G	LKR	570,000,000	1,657,663
0.000%, Due 2/27/2024C G	LKR	250,000,000	727,045
0.000%, Due 3/5/2024C G	LKR	250,000,000	725,534
12.500%, Due 1/26/2026A	NGN	1,060,000,000	1,130,304
Sagicor Financial Co. Ltd., 5.300%, Due 5/13/2028C		1,831,000	1,704,478

Total Corporate Obligations			8,088,707

Total United States (Cost $8,849,947)			8,088,707

Uruguay - 2.64%
Foreign Sovereign Obligations - 2.64%
Uruguay Government International Bonds,
8.250%, Due 5/21/2031	UYU	81,798,000	1,859,438
3.875%, Due 7/2/2040I	UYU	400,317,597	10,045,752

Total Foreign Sovereign Obligations			11,905,190

Total Uruguay (Cost $11,467,737)			11,905,190

Uzbekistan - 2.33%
Foreign Sovereign Obligations - 2.33%
Republic of Uzbekistan International Bonds,
14.000%, Due 7/19/2024C	UZS	42,690,000,000	3,459,895
14.000%, Due 7/19/2024A	UZS	23,600,000,000	1,912,709
16.250%, Due 10/12/2026C	UZS	62,860,000,000	5,126,146

Total Foreign Sovereign Obligations			10,498,750

Total Uzbekistan (Cost $11,129,035)			10,498,750

Venezuela - 0.04% (Cost $269,875)
Foreign Corporate Obligations - 0.04%
Petroleos de Venezuela SA, 6.000%, Due 5/16/2024A F		1,250,000	158,750

Vietnam - 0.08% (Cost $376,912)
Foreign Sovereign Obligations - 0.08%
Viet Nam Debt & Asset Trading Corp., 1.000%, Due 10/10/2025A		427,000	358,680

Zambia - 5.92%
Credit-Linked Notes - 1.10%
Republic of Zambia (Issuer ICBC Standard Bank PLC), 11.000%, Due 1/27/2026C	ZMW	134,522,376	4,976,537

Foreign Corporate Obligations - 0.28%
First Quantum Minerals Ltd.,
6.875%, Due 10/15/2027A		764,000	651,093

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

October 31, 2023 (Unaudited)

	Principal Amount*		Fair Value
Zambia - 5.92% (continued)
Foreign Corporate Obligations - 0.28% (continued)
First Quantum Minerals Ltd., (continued)
8.625%, Due 6/1/2031C	$	742,000	$627,079

Total Foreign Corporate Obligations			1,278,172

Foreign Sovereign Obligations - 4.54%
Zambia Government Bonds,
10.000%, Due 12/27/2024, Series 3YR	ZMW	11,000,000	456,771
12.000%, Due 4/23/2025, Series 7YR	ZMW	7,800,000	325,123
11.000%, Due 1/25/2026, Series 5YR	ZMW	114,100,000	4,416,122
12.000%, Due 6/17/2026, Series 7YR	ZMW	12,000,000	453,429
15.000%, Due 8/18/2026	ZMW	12,000,000	464,475
13.000%, Due 8/29/2026, Series 10YR	ZMW	64,500,000	2,415,730
13.000%, Due 12/18/2027, Series 10YR	ZMW	24,795,000	845,188
13.000%, Due 12/17/2028, Series 10YR	ZMW	30,000,000	949,962
13.000%, Due 7/27/2030, Series 10YR	ZMW	8,000,000	222,916
13.000%, Due 1/25/2031, Series 10YR	ZMW	5,800,000	156,813
13.000%, Due 6/26/2033, Series 10Y	ZMW	9,000,000	222,720
Zambia Government International Bonds,
8.500%, Due 4/14/2024A F		2,262,000	1,380,046
8.970%, Due 7/30/2027A F		13,441,000	8,182,209

Total Foreign Sovereign Obligations			20,491,504

Total Zambia (Cost $28,382,786)			26,746,213

		Shares
SHORT-TERM INVESTMENTS - 4.94% (Cost $22,276,326)
Investment Companies - 4.94%
American Beacon U.S. Government Money Market Select Fund, 1.00%J K		22,276,326	22,276,326

TOTAL INVESTMENTS - 95.42% (Cost $496,850,421)			430,691,473
OTHER ASSETS, NET OF LIABILITIES - 4.58%			20,685,847

TOTAL NET ASSETS - 100.00%			$451,377,320

Percentages are stated as a percent of net assets.

*	In U.S. Dollars unless otherwise noted.

A

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

B

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on October 31, 2023.

C

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $96,660,175 or 21.41% of net assets. The Fund has no right to demand registration of these securities.

D

Step Up/Down - A zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. The rate disclosed represents the coupon rate at October 31, 2023. The maturity date disclosed represents the final maturity date.

E	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
F	Default Security. At period end, the amount of securities in default was $20,173,834 or 4.47% of net assets.
G	Zero coupon bond.
H	Value was determined using significant unobservable inputs.

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

October 31, 2023 (Unaudited)

I

Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $6,864,415 or 1.52% of net assets.

J	Inflation-Indexed Note.
K	7-day yield.
L	The Fund is affiliated by having the same investment advisor.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

LIBOR - London Interbank Offered Rate.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

Forward Foreign Currency Contracts Open on October 31, 2023:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	264,455	USD	266,356	1/19/2024	DUB	$—	$(1,901)	$(1,901)
USD	19,822,626	EUR	19,766,986	1/19/2024	HUB	55,640	—	55,640
USD	23,639,738	EUR	23,832,957	11/29/2023	SSB	—	(193,219)	(193,219)
EUR	3,160,712	USD	3,184,627	1/19/2024	UAG	—	(23,915)	(23,915)

						$55,640	$(219,035)	$(163,395)

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

DUB	Deutsche Bank AG
HUB	HSBC Bank PLC
SSB	State Street Bank & Trust Co.
UAG	UBS AG

Currency Abbreviations:

AMD	Armenian Dram
AOA	Angolan Kwanza
AZN	Azerbaijan Manat
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GEL	Georgian Lari
GHS	Ghanaian Cedi
JMD	Jamaican Dollar
KES	Kenyan Shilling
KGS	Kyrgyzstani Som
KZT	Kazakhstani Tenge
LKR	Sri Lankan Rupee
MNT	Mongolia Tugrug
MZN	Mozambique Metical
NGN	Nigerian Naira
PYG	Paraguayan guarani
UAH	Ukrainian Hryvnia
UGX	Ugandan Shilling
USD	United States Dollar
UYU	Uruguayan Peso
UZS	Uzbekistani Som
VND	Vietnamese Dong
ZMW	Zambian Kwacha

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

October 31, 2023 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of October 31, 2023, the investments were classified as described below:

Developing World Income Fund	Level 1	Level 2	Level 3	Total
Assets
Credit-Linked Notes
Algeria	$—	$1,114,963	$—	$1,114,963
Angola	—	464,428	—	464,428
Azerbaijan	—	2,845,991	—	2,845,991
Congo	—	2,718,560	—	2,718,560
Ghana	—	55,819	—	55,819
Kyrgyzstan	—	6,176,734	—	6,176,734
Malawi	—	5,308,335	—	5,308,335
Mongolia	—	12,825,821	—	12,825,821
Mozambique	—	5,239,272	—	5,239,272
Nicaragua	—	1,071,054	—	1,071,054
Paraguay	—	4,043,085	—	4,043,085
Zambia	—	4,976,537	—	4,976,537
Foreign Sovereign Obligations
Angola	—	17,443,326	—	17,443,326
Argentina	—	6,107,514	—	6,107,514
Armenia	—	6,523,914	—	6,523,914
Benin	—	2,319,093	—	2,319,093
Cameroon	—	7,204,928	—	7,204,928
Costa Rica	—	2,631,200	—	2,631,200
Dominican Republic	—	18,004,152	—	18,004,152
Ecuador	—	9,162,463	—	9,162,463
Egypt	—	14,650,434	—	14,650,434
El Salvador	—	10,480,094	—	10,480,094
Ethiopia	—	2,124,360	—	2,124,360
Gabon	—	10,045,586	—	10,045,586
Georgia	—	2,907,654	—	2,907,654
Ghana	—	16,001,174	—	16,001,174
Honduras	—	3,920,304	—	3,920,304
Iraq	—	5,098,398	—	5,098,398
Ivory Coast	—	12,630,648	—	12,630,648
Jamaica	—	3,517,375	—	3,517,375
Jordan	—	5,471,850	—	5,471,850
Kazakhstan	—	16,715,457	—	16,715,457
Kenya	—	17,881,309	—	17,881,309
Mongolia	—	3,490,256	—	3,490,256
Mozambique	—	12,766,600	—	12,766,600
Nigeria	—	13,051,145	—	13,051,145
Pakistan	—	5,980,166	—	5,980,166
Papua New Guinea	—	2,972,058	—	2,972,058
Rwanda	—	2,646,966	—	2,646,966
Senegal	—	4,390,441	—	4,390,441
Serbia	—	2,677,235	—	2,677,235
Sri Lanka	—	10,118,924	—	10,118,924
Supranational	—	12,133,426	—	12,133,426
Tajikistan	—	5,129,869	—	5,129,869
Tunisia	—	5,866,331	—	5,866,331
Uganda	—	13,429,571	—	13,429,571
Ukraine	—	—	6,864,415	6,864,415
Uruguay	—	11,905,190	—	11,905,190
Uzbekistan	—	10,498,750	—	10,498,750
Vietnam	—	358,680	—	358,680
Zambia	—	20,491,504	—	20,491,504
Foreign Corporate Obligations
Ghana	—	1,858,500	—	1,858,500

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

October 31, 2023 (Unaudited)

Developing World Income Fund	Level 1	Level 2	Level 3	Total
Netherlands	$—	$1,812,655	$—	$1,812,655
Nigeria	—	6,502,053	—	6,502,053
Republic of Mauritius	—	921,433	—	921,433
South Africa	—	734,263	—	734,263
Togo	—	838,744	—	838,744
Trinidad and Tobago	—	1,764,600	—	1,764,600
United Republic of Tanzania	—	2,003,911	—	2,003,911
Venezuela	—	158,750	—	158,750
Zambia	—	1,278,172	—	1,278,172
Corporate Obligations
United States	—	8,088,707	—	8,088,707
Short-Term Investments	22,276,326	—	—	22,276,326

Total Investments in Securities - Assets	$22,276,326	$401,550,732	$6,864,415	$430,691,473

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$—	$55,640	$—	$55,640

Total Financial Derivative Instruments - Assets	$—	$55,640	$—	$55,640

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$—	$(219,035)	$—	$(219,035)

Total Financial Derivative Instruments - Liabilities	$—	$(219,035)	$—	$(219,035)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended October 31, 2023, there were no transfers into or out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 1/31/2023	Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 10/31/2023	Unrealized Appreciation (Depreciation) at period End*
Foreign Sovereign Obligations	$1,964,828	$5,996,961	$392,619	$(61,225)	$(133,334)	$(510,196)	$—	$—	$6,864,415	$(2,982,654)

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

For the period ended October 31, 2023, six foreign sovereign obligations were fair valued at $6,864,415 by the Fair Value Committee. Due to severe disruptions in the market brought about by the Russian attack on Ukraine, the Fair Value Committee voted to apply a 15% liquidity discount to the daily pricing vendor fair value prices, thus the foreign sovereign obligations have been classified as Level 3 due to the use of significant unobservable inputs.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

October 31, 2023 (Unaudited)

Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule. Prior to September 8, 2022, fair value determinations were made pursuant to methodologies approved by the Board.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

October 31, 2023 (Unaudited)

are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

October 31, 2023 (Unaudited)

valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

October 31, 2023 (Unaudited)

the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.